INCOME TAXES - Deferred tax assets and liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Allowance for doubtful accounts		$ 98	$ 86
Inventory reserve and uniform capitalization		44	76
Accrued expenses and other liabilities		365	170
Unearned revenue		226	992
Valuation allowance		(685)	(1,324)
Deferred tax assets - current	46	48
Other assets		42	4
Property and equipment		5	7
Intangibles		405	178
Net operating loss carryforward		2,009	1,671
Valuation allowance		(2,459)	(1,860)
Deferred tax assets - long term		2
Total net deferred tax asset		50
Long term debt		(18)
Intangibles		(1,022)
Goodwill		(40)	(18)
Total net deferred tax liability		(1,080)	(18)
Total		$ (1,030)	$ (18)